Intangible Assets, Net	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

4.      Intangible Assets, Net

Intangible assets, net consist of the following:

	September 30, 2021				December 31, 2020
	Weighted Average Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Software licenses	3.0	$16,545	$(5,290)	$11,255	0.6	$4,391	$(3,759)	$632
Intellectual property licenses	1.8	1,736	(1,677)	59	1.7	1,736	(1,614)	122
Developed technology	5.6	369	(75)	294	6.4	369	(35)	334
Total		$18,650	$(7,042)	$11,608		$6,496	$(5,408)	$1,088

The Company obtained software licenses which it uses for its research and development efforts related to its products.

Amortization of intangible assets for the three months ended September 30, 2021 and 2020 was $1,459 and $479, respectively. Amortization of intangible assets for the nine months ended September 30, 2021 and 2020 was $2,222 and $1,281, respectively. Amortization of intangible assets is included in research and development expense in the condensed consolidated statements of operations, respectively.

Based on the amount of intangible assets subject to amortization as of September 30, 2021, amortization expense for each of the next five fiscal years is expected to be as follows:

2021 (remaining three months)	$888
2022	3,805
2023	4,570
2024	2,221
2025	53
Thereafter	71
$11,608